Annual Total Returns [BarChart] - Pioneer Mid Cap Value Fund - Class A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(6.04%)
Annual Return 2012	10.83%
Annual Return 2013	32.94%
Annual Return 2014	14.74%
Annual Return 2015	(6.42%)
Annual Return 2016	16.10%
Annual Return 2017	12.85%
Annual Return 2018	(19.51%)
Annual Return 2019	28.04%
Annual Return 2020	1.81%